DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS

NOTE 10:- DERIVATIVE INSTRUMENTS

The Company has entered into several foreign currency hedging contracts to protect against changes in value of forecasted foreign currency cash flows resulting from salaries and related payments that are denominated in NIS. These contracts were designated as cash flow hedges, as defined by ASC 815, as amended, are considered highly effective as hedges of these expenses and generally mature within twelve months.

The Company recognized income (loss) related to derivative instruments, within payroll expenses in the consolidated statements of income (loss) of ($125), $350 and $335 for the years ended December 31, 2021, 2020 and 2019, respectively.

The fair value of derivative instruments in the consolidated balance sheets amounted to $24 and $42 as of December 31, 2021 and December 31, 2020, respectively.

The estimated net amount of the existing profits that are reported in accumulated other comprehensive loss as of December 31, 2021 that is expected to be reclassified into consolidated statement of income (loss) within the next twelve months is $8.